Business Combinations (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations
Summary of assets acquired and liabilities assumed as of the acquisition date at estimated fair value

	July 8, 2011
(Millions of dollars)	Initial	Revised
Assets
Cash	$203	$204
Receivables — Trade & Other	693	689
Prepaid expenses	154	161
Inventories	2,305	2,248
Property, plant and equipment — net	692	699
Intangible assets	3,901	3,901
Goodwill	5,263	4,616
Other assets	48	79
Liabilities
Short-term borrowings	24	24
Current portion - long-term debt	16	16
Accounts payable	444	465
Accrued expenses	405	427
Customer advances	668	668
Other current liabilities	426	78
Long-term debt	1,514	1,528
Other liabilities	2,308	1,937
Net assets acquired	$7,454	$7,454

Summary of fair value estimates of the acquired identifiable intangible assets, weighted average useful lives, and balance of accumulated amortization

(Millions of dollars)	Estimated fair value of asset /(liability)	Weighted-average useful life (in years)	Accumulated amortization
Customer relationships	$2,337	15	$75
Intellectual property	1,489	12	58
Other	75	4	10
Total	$3,901	14	$143

Schedule of estimated aggregate amortization expense
(Millions of dollars)
2012	2013	2014	2015	2016	Thereafter
$299	$299	$299	$290	$280	$2,291

Unaudited pro forma financial information

	Years ended December 31,
(Dollars in millions except per share data)	2011	2010
Total Sales and revenues	$62,281	$46,239
Profit (loss)	$5,401	$2,385
Profit (loss) per common share	$8.37	$3.78
Profit (loss) per common share — diluted	$8.11	$3.67